FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCE LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable finance lease arrangements

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
2019	25,311	—	—
2020	24,003	31,782	4,565
2021	21,503	27,027	3,882

Total minimum lease payment	70,817	58,809	8,447
Less: amount representing interest	(9,159)	(7,511)	(1,078)

Present value of remaining minimum lease payment	61,658	51,298	7,369
Less: current portion	20,299	26,057	3,743
Non-current portion	41,359	25,241	3,626